Transamerica Great Lakes Advisors Large Cap Value VP Annual Fund Operating Expenses - Transamerica Great Lakes Advisors Large Cap Value VP	Dec. 31, 2025
Initial
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[1]
Expenses (as a percentage of Assets)	0.69%
Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.94%

[1]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.